Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Additional Information (Detail) - USD ($) $ in Millions				12 Months Ended
	Jan. 31, 2024	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2023	Dec. 31, 2022
Disclosure of collateral and contractual commitments [line items]
Collateral given for own liabilities				$ 277	$ 306
Cash guarantees for liabilities				164	189
Property collateral given for remaining own liabilities				113	117
Commitments to purchase property plant and equipment				641	538
Contractual commitments to acquire loans to customers				59	72
Other commitments				$ 1,846	$ 1,800
Put Option [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of collateral and contractual commitments [line items]
Proceeds from exercise of options	$ 300
Percentage of options exercised	12.00%
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of collateral and contractual commitments [line items]
Ownership interest	97.00%	85.00%	55.00%	85.00%
Put option	$ 300			$ 600
Percentage of options exercised	12.00%